Pension Benefits - Summary of Pension benefit expense recognized in profit or loss, defined benefit plans (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Amounts recognized in net income were as follows:
Net interest cost	$ 16.1	$ 19.3
Pension Benefits [Member]
Amounts recognized in net income were as follows:
Past service cost	11.7	16.8
Net interest cost	8.1	8.6
Defined benefit costs recognized	19.8	25.4
Pension Benefits [Member] | Cost of sales [member]
Amounts recognized in net income were as follows:
Defined benefit costs recognized	10.5	15.2
Pension Benefits [Member] | Administrative and selling expenses [Member]
Amounts recognized in net income were as follows:
Defined benefit costs recognized	1.2	1.6
Pension Benefits [Member] | Interest on pension liability [Member]
Amounts recognized in net income were as follows:
Defined benefit costs recognized	$ 8.1	$ 8.6